Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000093655
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year TIPS Bond ETF
Trading Symbol	STIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-5 Year TIPS Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year TIPS Bond ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
AssetsNet	$ 15,004,646,632
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$15,004,646,632
Number of Portfolio Holdings...
26
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
19.7%
1-2 Years...
22.2
2-3 Years...
21.5
3-4 Years...
18.9
4-5 Years...
17.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.13%, 10/15/30...
5.6%
1.63%, 04/15/30...
5.5
1.63%, 10/15/29...
5.4
2.13%, 04/15/29...
5.2
2.38%, 10/15/28...
5.1
1.63%, 10/15/27...
5.0
0.13%, 04/15/27...
4.8
1.25%, 04/15/28...
4.8
0.13%, 10/15/26...
4.8
0.13%, 01/15/31...
4.7
Footnote	Description
Footnote(a)	Excludes money market funds.

C000141927
Shareholder Report [Line Items]
Fund Name	iShares Core Universal USD Bond ETF
Trading Symbol	IUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core Universal USD Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Universal USD Bond ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[2]
AssetsNet	$ 36,539,062,476
Holdings Count | Holding	17,726
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$36,539,062,476
Number of Portfolio Holdings...
17,726
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Credit quality allocation

Portfolio composition

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
11.6%
Aa...
55.8
A...
12.3
Baa...
12.3
Ba...
3.2
B...
2.1
Caa...
0.8
Ca...
0.1
C...
0.0Footnote Reference(b)
Not Rated...
1.8
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
39.7%
Corporate Bonds...
31.4
U.S. Government Sponsored Agency Securities...
21.3
Foreign Government Obligations...
3.6
Foreign Agency Obligations...
2.6
Non-Agency Mortgage-Backed Securities...
0.6
Municipal Bonds...
0.3
Asset-Backed Securities...
0.3
Preferred Securities...
0.2
Common Stocks...
0.0Footnote Reference(b)
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000234589
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2028 Term High Yield and Income ETF
Trading Symbol	IBHH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2028 Term High Yield and Income ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[3]
AssetsNet	$ 437,264,548
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$437,264,548
Number of Portfolio Holdings...
232
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.6%
Ba...
42.9
B...
42.9
Caa...
9.9
Ca...
0.0Footnote Reference(a)
Not Rated...
0.6
Short-Term and Other Assets...
3.1
Table Summary
SecurityFootnote Reference(b)	Percent of Net Assets
CCO Holdings LLC, 5.00%, 02/01/28...
1.6%
Venture Global LNG, Inc., 8.13%, 06/01/28...
1.5
DISH DBS Corp., 5.75%, 12/01/28...
1.5
TransDigm, Inc., 6.75%, 08/15/28...
1.4
Organon & Co., 4.13%, 04/30/28...
1.3
Allied Universal Holdco LLC, 4.63%, 06/01/28...
1.3
Sirius XM Radio LLC, 4.00%, 07/15/28...
1.2
Tenneco, Inc., 8.00%, 11/17/28...
1.2
Tenet Healthcare Corp., 6.13%, 10/01/28...
1.1
Centene Corp., 2.45%, 07/15/28...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

C000234590
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2029 Term High Yield and Income ETF
Trading Symbol	IBHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2029 Term High Yield and Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[4]
AssetsNet	$ 435,761,749
Holdings Count | Holding	400
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$435,761,749
Number of Portfolio Holdings...
400
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.6%
Ba...
34.8
B...
43.4
Caa...
14.8
Not Rated...
3.9
Short-Term and Other Assets...
2.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
EchoStar Corp., 10.75%, 11/30/29...
2.0%
Cloud Software Group, Inc., 6.50%, 03/31/29...
1.3
Cloud Software Group, Inc., 9.00%, 09/30/29...
1.3
Centene Corp., 4.63%, 12/15/29...
1.3
Venture Global LNG, Inc., 9.50%, 02/01/29...
1.1
American Airlines, Inc., 5.75%, 04/20/29...
1.0
TransDigm, Inc., 6.38%, 03/01/29...
1.0
Neptune Bidco US, Inc., 9.29%, 04/15/29...
0.9
Medline Borrower LP, 5.25%, 10/01/29...
0.9
Staples, Inc., 10.75%, 09/01/29...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243158
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2030 Term High Yield and Income ETF
Trading Symbol	IBHJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2030 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2030 Term High Yield and Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[5]
AssetsNet	$ 136,014,560
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$136,014,560
Number of Portfolio Holdings...
299
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.4%
Ba...
42.0
B...
43.2
Caa...
8.3
Not Rated...
3.6
Short-Term and Other Assets...
2.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
HUB International Ltd., 7.25%, 06/15/30...
1.4%
WULF Compute LLC, 7.75%, 10/15/30...
1.3
CCO Holdings LLC, 4.75%, 03/01/30...
1.1
1011778 BC ULC, 4.00%, 10/15/30...
1.1
EMRLD Borrower LP, 6.63%, 12/15/30...
1.1
DaVita, Inc., 4.63%, 06/01/30...
1.1
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30...
1.1
APLD ComputeCo LLC, 9.25%, 12/15/30...
1.0
CCO Holdings LLC, 4.50%, 08/15/30...
1.0
DirecTV Financing LLC, 8.88%, 02/01/30...
1.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257911
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2032 Term High Yield and Income ETF
Trading Symbol	IBHL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2032 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2032 Term High Yield and Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[6]
AssetsNet	$ 19,054,096
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$19,054,096
Number of Portfolio Holdings...
208
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.5%
Ba...
45.3
B...
37.1
Caa...
13.7
Not Rated...
0.8
Short-Term and Other Assets...
2.6
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
1261229 BC Ltd., 10.00%, 04/15/32...
3.0%
Quikrete Holdings, Inc., 6.38%, 03/01/32...
2.2
Carnival Corp., 5.75%, 08/01/32...
1.6
Discovery Global Holdings, Inc., 4.28%, 03/15/32...
1.4
CCO Holdings LLC, 4.50%, 05/01/32...
1.4
QXO Building Products, Inc., 6.75%, 04/30/32...
1.2
TransDigm, Inc., 6.63%, 03/01/32...
1.2
Venture Global LNG, Inc., 9.88%, 02/01/32...
1.1
IQVIA, Inc., 6.25%, 06/01/32...
1.1
Block, Inc., 6.50%, 05/15/32...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000236700
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Corporate ETF
Trading Symbol	IBDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[7]
AssetsNet	$ 1,642,996,970
Holdings Count | Holding	416
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,642,996,970
Number of Portfolio Holdings...
416
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.2%
Aa...
9.4
A...
35.5
Baa...
48.5
Ba...
2.2
Not Rated...
1.5
Short-Term and Other Assets...
1.7
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Verizon Communications, Inc., 2.36%, 03/15/32...
1.2%
Meta Platforms, Inc., 4.60%, 11/15/32...
1.2
AerCap Ireland Capital DAC, 3.30%, 01/30/32...
1.1
Meta Platforms, Inc., 3.85%, 08/15/32...
0.9
Oracle Corp., 4.80%, 09/26/32...
0.9
Amazon.com, Inc., 3.60%, 04/13/32...
0.7
Sprint Capital Corp., 8.75%, 03/15/32...
0.7
Oracle Corp., 6.25%, 11/09/32...
0.7
Amazon.com, Inc., 4.70%, 12/01/32...
0.7
Ford Motor Co., 3.25%, 02/12/32...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243159
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Corporate ETF
Trading Symbol	IBDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[8]
AssetsNet	$ 1,065,284,103
Holdings Count | Holding	381
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,065,284,103
Number of Portfolio Holdings...
381
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.7%
Aa...
8.4
A...
39.0
Baa...
48.4
Ba...
2.2
Not Rated...
0.8
Short-Term and Other Assets...
0.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33...
1.6%
Amgen, Inc., 5.25%, 03/02/33...
1.4
Meta Platforms, Inc., 4.88%, 05/15/33...
1.0
Amazon.com, Inc., 4.55%, 03/13/33...
1.0
AT&T, Inc., 2.55%, 12/01/33...
1.0
Oracle Corp., 5.35%, 05/04/33...
0.9
Abbott Laboratories, 4.30%, 03/15/33...
0.9
T-Mobile USA, Inc., 5.05%, 07/15/33...
0.8
Salesforce, Inc., 5.20%, 03/15/33...
0.8
Alphabet, Inc., 4.40%, 02/15/33...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257912
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2035 Term Corporate ETF
Trading Symbol	IBCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Corporate ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Corporate ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[9]
AssetsNet	$ 336,595,773
Holdings Count | Holding	418
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$336,595,773
Number of Portfolio Holdings...
418
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.8%
Aa...
10.0
A...
35.2
Baa...
47.3
Ba...
2.0
Not Rated...
1.9
Short-Term and Other Assets...
1.8
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Meta Platforms, Inc., 4.88%, 11/15/35...
1.8%
Oracle Corp., 5.20%, 09/26/35...
1.1
Alphabet, Inc., 4.70%, 11/15/35...
0.9
Amazon.com, Inc., 4.65%, 11/20/35...
0.9
Broadcom, Inc., 3.14%, 11/15/35...
0.8
Broadcom, Inc., 5.20%, 07/15/35...
0.7
Synopsys, Inc., 5.15%, 04/01/35...
0.7
AT&T, Inc., 4.50%, 05/15/35...
0.7
AbbVie, Inc., 4.50%, 05/14/35...
0.7
Verizon Communications, Inc., 5.25%, 04/02/35...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000204676
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Muni Bond ETF
Trading Symbol	IBMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[10]
AssetsNet	$ 582,383,824
Holdings Count | Holding	1,168
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$582,383,824
Number of Portfolio Holdings...
1,168
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
23.4%
AA+...
24.7
AA...
19.1
AA-...
10.0
A+...
4.2
A...
4.1
A-...
2.8
BBB+...
0.0Footnote Reference(a)
Not Rated...
10.1
Short-Term and Other Assets...
1.6
Table Summary
StateFootnote Reference(b)	Percent of Net Assets
New York...
17.9%
California...
9.8
Texas...
8.4
Pennsylvania...
5.5
Washington...
5.5
Massachusetts...
4.4
Florida...
4.2
Ohio...
3.5
Maryland...
2.4
Virginia...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

C000210857
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Muni Bond ETF
Trading Symbol	IBMP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[11]
AssetsNet	$ 631,830,088
Holdings Count | Holding	1,645
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$631,830,088
Number of Portfolio Holdings...
1,645
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
24.2%
AA+...
19.3
AA...
14.3
AA-...
13.2
A+...
5.6
A...
4.9
A-...
2.6
BBB+...
0.1
Not Rated...
13.9
Short-Term and Other Assets...
1.9
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
California...
11.9%
Texas...
11.7
New York...
7.9
Florida...
5.3
Illinois...
5.0
Washington...
4.6
Pennsylvania...
3.2
Maryland...
2.6
Virginia...
2.6
Ohio...
2.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000210858
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Muni Bond ETF
Trading Symbol	IBMQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[12]
AssetsNet	$ 635,460,546
Holdings Count | Holding	2,574
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$635,460,546
Number of Portfolio Holdings...
2,574
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
23.9%
AA+...
16.1
AA...
16.3
AA-...
14.2
A+...
6.7
A...
5.9
A-...
2.2
BBB+...
0.1
BBB...
0.1
Not Rated...
13.7
Short-Term and Other Assets...
0.8
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
13.2%
California...
9.3
New York...
7.8
Florida...
5.4
Washington...
5.1
Illinois...
4.2
Pennsylvania...
3.4
Ohio...
2.8
Maryland...
2.8
Virginia...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000242692
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Muni Bond ETF
Trading Symbol	IBMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[13]
AssetsNet	$ 441,137,707
Holdings Count | Holding	1,719
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$441,137,707
Number of Portfolio Holdings...
1,719
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
24.4%
AA+...
15.3
AA...
18.9
AA-...
13.6
A+...
5.9
A...
3.9
A-...
2.1
BBB+...
0.1
BBB...
0.2
Not Rated...
14.4
Short-Term and Other Assets...
1.2
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
13.7%
California...
12.3
New York...
7.5
Illinois...
5.3
Washington...
4.8
Florida...
4.5
Pennsylvania...
3.7
Maryland...
2.9
Ohio...
2.8
Nevada...
2.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257913
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Muni Bond ETF
Trading Symbol	IBMT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Muni Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[14]
AssetsNet	$ 87,519,331
Holdings Count | Holding	926
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$87,519,331
Number of Portfolio Holdings...
926
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
24.8%
AA+...
16.0
AA...
19.2
AA-...
14.0
A+...
6.2
A...
4.7
A-...
1.4
BBB+...
0.1
BBB...
0.1
Not Rated...
12.4
Short-Term and Other Assets...
1.1
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
13.3%
New York...
10.7
California...
9.9
Florida...
4.5
Washington...
4.4
Illinois...
4.0
Maryland...
3.6
Ohio...
3.5
North Carolina...
2.7
Pennsylvania...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217187
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Treasury ETF
Trading Symbol	IBTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[15]
AssetsNet	$ 2,295,268,076
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,295,268,076
Number of Portfolio Holdings...
33
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.6%
Aa...
93.3
Short-Term and Other Assets...
5.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.13%, 10/31/26...
4.6%
4.25%, 11/30/26...
4.6
3.50%, 09/30/26...
4.6
3.75%, 08/31/26...
4.2
4.63%, 06/30/26...
4.2
4.38%, 07/31/26...
3.9
4.88%, 05/31/26...
3.8
1.25%, 11/30/26...
3.8
1.13%, 10/31/26...
3.8
1.50%, 08/15/26...
3.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217188
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Treasury ETF
Trading Symbol	IBTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[16]
AssetsNet	$ 2,155,035,153
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$2,155,035,153
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.9%
Short-Term and Other Assets...
1.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.50%, 01/31/27...
2.9%
3.50%, 09/30/27...
2.7
3.50%, 10/31/27...
2.7
3.38%, 11/30/27...
2.7
3.88%, 03/31/27...
2.7
3.88%, 05/31/27...
2.7
3.75%, 04/30/27...
2.7
4.13%, 02/28/27...
2.7
4.13%, 01/31/27...
2.7
3.75%, 06/30/27...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217189
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Treasury ETF
Trading Symbol	IBTI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[17]
AssetsNet	$ 1,678,859,089
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,678,859,089
Number of Portfolio Holdings...
42
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
8.4%
Aa...
90.1
Short-Term and Other Assets...
1.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
3.50%, 01/31/28...
4.6%
2.88%, 08/15/28...
2.8
2.88%, 05/15/28...
2.8
1.13%, 02/29/28...
2.7
2.75%, 02/15/28...
2.7
3.13%, 11/15/28...
2.7
1.25%, 04/30/28...
2.7
4.25%, 01/15/28...
2.7
4.25%, 02/15/28...
2.7
3.88%, 03/15/28...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217190
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Treasury ETF
Trading Symbol	IBTJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[18]
AssetsNet	$ 1,220,568,436
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,220,568,436
Number of Portfolio Holdings...
33
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.3%
Short-Term and Other Assets...
1.7
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.63%, 04/30/29...
4.8%
3.63%, 08/31/29...
4.7
4.13%, 11/30/29...
4.7
4.13%, 03/31/29...
4.7
4.13%, 10/31/29...
4.6
4.25%, 06/30/29...
4.5
4.50%, 05/31/29...
4.5
4.00%, 07/31/29...
4.5
4.25%, 02/28/29...
4.4
3.50%, 09/30/29...
4.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000220170
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Treasury ETF
Trading Symbol	IBTK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[19]
AssetsNet	$ 860,383,504
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$860,383,504
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.8%
Short-Term and Other Assets...
1.2
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.00%, 02/28/30...
7.0%
0.88%, 11/15/30...
6.4
0.63%, 08/15/30...
6.0
4.00%, 05/31/30...
4.7
4.00%, 03/31/30...
4.7
4.25%, 01/31/30...
4.7
3.88%, 07/31/30...
4.7
3.88%, 06/30/30...
4.7
3.88%, 04/30/30...
4.7
0.63%, 05/15/30...
4.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000228602
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Treasury ETF
Trading Symbol	IBTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[20]
AssetsNet	$ 554,673,617
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$554,673,617
Number of Portfolio Holdings...
21
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.6%
Short-Term and Other Assets...
1.4
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.25%, 08/15/31...
9.0%
1.38%, 11/15/31...
8.5
1.63%, 05/15/31...
8.4
1.13%, 02/15/31...
8.4
3.75%, 01/31/31...
6.5
4.63%, 04/30/31...
4.3
4.63%, 05/31/31...
4.3
4.25%, 06/30/31...
4.3
4.13%, 10/31/31...
4.2
4.13%, 11/30/31...
4.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000236733
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Treasury ETF
Trading Symbol	IBTM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[21]
AssetsNet	$ 534,131,515
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$534,131,515
Number of Portfolio Holdings...
16
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.7%
Short-Term and Other Assets...
1.3
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.13%, 11/15/32...
11.4%
2.88%, 05/15/32...
10.9
1.88%, 02/15/32...
10.7
2.75%, 08/15/32...
10.3
4.38%, 01/31/32...
5.1
4.13%, 02/29/32...
5.1
4.13%, 03/31/32...
5.1
4.13%, 05/31/32...
5.1
4.00%, 04/30/32...
5.0
4.00%, 07/31/32...
5.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243160
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Treasury ETF
Trading Symbol	IBTO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[22]
AssetsNet	$ 453,654,940
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$453,654,940
Number of Portfolio Holdings...
8
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/15/33...
21.4%
U.S. Treasury Notes, 3.88%, 08/15/33...
19.4
U.S. Treasury Notes, 3.50%, 02/15/33...
17.8
U.S. Treasury Notes, 3.38%, 05/15/33...
17.6
U.S. Treasury Notes, 4.25%, 03/31/33...
7.6
U.S. Treasury Notes, 4.00%, 01/31/33...
7.5
U.S. Treasury Notes, 3.75%, 02/28/33...
7.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257914
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2035 Term Treasury ETF
Trading Symbol	IBTQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[23]
AssetsNet	$ 220,073,717
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$220,073,717
Number of Portfolio Holdings...
5
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.63%, 02/15/35...
25.4%
U.S. Treasury Notes, 4.25%, 05/15/35...
25.0
U.S. Treasury Notes, 4.00%, 11/15/35...
24.0
U.S. Treasury Notes, 4.25%, 08/15/35...
24.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257915
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2045 Term Treasury ETF
Trading Symbol	IBGB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2045 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2045 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[24]
AssetsNet	$ 8,476,183
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,476,183
Number of Portfolio Holdings...
9
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.1%
Short-Term and Other Assets...
1.9
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 5.00%, 05/15/45...
15.2%
U.S. Treasury Bonds, 4.88%, 08/15/45...
14.6
U.S. Treasury Bonds, 4.63%, 11/15/45...
14.4
U.S. Treasury Bonds, 4.75%, 02/15/45...
14.3
U.S. Treasury Bonds, 3.00%, 11/15/45...
10.2
U.S. Treasury Bonds, 3.00%, 05/15/45...
10.2
U.S. Treasury Bonds, 2.88%, 08/15/45...
9.7
U.S. Treasury Bonds, 2.50%, 02/15/45...
9.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257916
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2055 Term Treasury ETF
Trading Symbol	IBGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2055 Term Treasury ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2055 Term Treasury ETF	$3	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[25]
AssetsNet	$ 5,953,072
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,953,072
Number of Portfolio Holdings...
5
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.0%
Short-Term and Other Assets...
2.0
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.75%, 05/15/55...
25.1%
U.S. Treasury Bonds, 4.63%, 02/15/55...
24.4
U.S. Treasury Bonds, 4.75%, 08/15/55...
24.3
U.S. Treasury Bonds, 4.63%, 11/15/55...
24.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243458
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2026 Term TIPS ETF
Trading Symbol	IBIC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2026 Term TIPS ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[26]
AssetsNet	$ 80,516,263
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$80,516,263
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.9%
Short-Term and Other Assets...
0.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
52.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
47.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243459
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2027 Term TIPS ETF
Trading Symbol	IBID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2027 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[27]
AssetsNet	$ 96,904,280
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$96,904,280
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.7%
Short-Term and Other Assets...
0.3
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/27...
24.8%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
24.3
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/27...
21.5
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
19.2
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
9.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243460
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2028 Term TIPS ETF
Trading Symbol	IBIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2028 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[28]
AssetsNet	$ 146,300,596
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$146,300,596
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
17.3%
Aa...
82.3
Short-Term and Other Assets...
0.4
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.38%, 10/15/28...
23.4%
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/28...
22.0
U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/28...
19.7
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28...
17.3
U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/28...
8.8
U.S. Treasury Inflation Linked Bonds, 1.75%, 01/15/28...
8.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243461
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2029 Term TIPS ETF
Trading Symbol	IBIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2029 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[29]
AssetsNet	$ 96,445,158
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$96,445,158
Number of Portfolio Holdings...
7
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.8%
Short-Term and Other Assets...
0.2
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/29...
24.8%
U.S. Treasury Inflation Linked Notes, 2.13%, 04/15/29...
23.8
U.S. Treasury Inflation Linked Notes, 0.25%, 07/15/29...
17.5
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29...
15.1
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29...
10.5
U.S. Treasury Inflation Linked Bonds, 2.50%, 01/15/29...
8.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243462
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2030 Term TIPS ETF
Trading Symbol	IBIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2030 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[30]
AssetsNet	$ 124,321,684
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$124,321,684
Number of Portfolio Holdings...
5
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.9%
Short-Term and Other Assets...
0.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.13%, 10/15/30...
27.9%
U.S. Treasury Inflation Linked Notes, 1.63%, 04/15/30...
27.7
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/30...
23.1
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30...
21.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243463
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2031 Term TIPS ETF
Trading Symbol	IBIH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2031 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[31]
AssetsNet	$ 51,536,744
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$51,536,744
Number of Portfolio Holdings...
4
Portfolio Turnover Rate...
28%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.9%
Short-Term and Other Assets...
0.1
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/31...
39.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/31...
39.2
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/31...
21.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243464
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2032 Term TIPS ETF
Trading Symbol	IBII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2032 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[32]
AssetsNet	$ 39,221,460
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$39,221,460
Number of Portfolio Holdings...
4
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.8%
Short-Term and Other Assets...
0.2
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/32...
47.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/32...
44.7
U.S. Treasury Inflation Linked Bonds, 3.38%, 04/15/32...
7.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243456
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2033 Term TIPS ETF
Trading Symbol	IBIJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2033 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[33]
AssetsNet	$ 49,835,555
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$49,835,555
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.6%
Short-Term and Other Assets...
0.4
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.13%, 01/15/33...
50.0%
U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/33...
49.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257917
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2035 Term TIPS ETF
Trading Symbol	IBIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2035 Term TIPS ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2035 Term TIPS ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[34]
AssetsNet	$ 36,002,290
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$36,002,290
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.4%
Short-Term and Other Assets...
0.6
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.88%, 07/15/35...
50.7%
U.S. Treasury Inflation Linked Notes, 2.13%, 01/15/35...
48.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000012093
Shareholder Report [Line Items]
Fund Name	iShares TIPS Bond ETF
Trading Symbol	TIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares TIPS Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares TIPS Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[35]
AssetsNet	$ 14,952,210,172
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$14,952,210,172
Number of Portfolio Holdings...
49
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-5 Years...
50.2%
5-10 Years...
35.5
10-15 Years...
1.5
15-20 Years...
5.3
20-25 Years...
3.1
25-30 Years...
4.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.88%, 07/15/35...
4.1%
2.13%, 01/15/35...
4.1
1.88%, 07/15/34...
3.8
1.75%, 01/15/34...
3.7
1.13%, 10/15/30...
3.5
1.63%, 04/15/30...
3.5
1.13%, 01/15/33...
3.4
1.38%, 07/15/33...
3.4
0.63%, 07/15/32...
3.4
1.63%, 10/15/29...
3.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000110086
Shareholder Report [Line Items]
Fund Name	iShares U.S. Treasury Bond ETF
Trading Symbol	GOVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Treasury Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Treasury Bond ETF	$2	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[36]
AssetsNet	$ 41,045,687,371
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$41,045,687,371
Number of Portfolio Holdings...
219
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
0.4%
1-5 Years...
56.1
5-10 Years...
22.5
10-15 Years...
3.4
15-20 Years...
5.0
More than 20 Years...
12.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 1.38%, 11/15/31...
5.3%
U.S. Treasury Notes, 2.63%, 02/15/29...
3.0
U.S. Treasury Notes, 2.75%, 02/15/28...
2.6
U.S. Treasury Notes, 3.13%, 11/15/28...
2.1
U.S. Treasury Notes, 2.88%, 05/15/28...
1.6
U.S. Treasury Bonds, 1.88%, 02/15/51...
1.6
U.S. Treasury Bonds, 2.50%, 05/15/46...
1.5
U.S. Treasury Bonds, 2.75%, 11/15/42...
1.5
U.S. Treasury Bonds, 3.75%, 11/15/43...
1.4
U.S. Treasury Bonds, 6.13%, 11/15/27...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

C000138243
Shareholder Report [Line Items]
Fund Name	iShares Yield Optimized Bond ETF
Trading Symbol	BYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Yield Optimized Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Yield Optimized Bond ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 0	[37]
Expense Ratio, Percent	0.00%	[37],[38]
AssetsNet	$ 389,278,492
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$389,278,492
Number of Portfolio Holdings...
13
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
20.1%
iShares 10+ Year Investment Grade Corporate Bond ETF...
11.3
iShares Floating Rate Bond ETF...
10.2
iShares J.P. Morgan Emerging Markets High Yield Bond ETF...
10.0
iShares Broad USD Investment Grade Corporate Bond ETF...
10.0
iShares 5-10 Year Investment Grade Corporate Bond ETF...
9.6
iShares Investment Grade Systematic Bond ETF...
8.7
iShares GNMA Bond ETF...
8.0
iShares 0-3 Month Treasury Bond ETF...
5.6
iShares Core Universal USD Bond ETF...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.

S000101596
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Muni Bond ETF
Trading Symbol	IBMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2032 Term Muni Bond ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Muni Bond ETF	$2Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 2	[39]
Expense Ratio, Percent	0.18%	[40]
AssetsNet	$ 5,061,347
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,061,347
Number of Portfolio Holdings...
167
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
21.9%
AA+...
14.5
AA...
22.1
AA-...
10.5
A+...
3.8
A...
4.3
A-...
2.7
Not Rated...
18.8
Short-Term and Other Assets...
1.4
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
15.4%
California...
12.8
New York...
11.4
Washington...
5.9
Illinois...
5.7
Florida...
5.3
Ohio...
3.6
Pennsylvania...
3.2
Arizona...
3.1
Maryland...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

S000101597
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Muni Bond ETF
Trading Symbol	IBMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2033 Term Muni Bond ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Muni Bond ETF	$2Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 2	[41]
Expense Ratio, Percent	0.18%	[42]
AssetsNet	$ 3,801,529
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,801,529
Number of Portfolio Holdings...
131
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
23.6%
AA+...
18.3
AA...
22.4
AA-...
8.4
A+...
6.8
A...
4.3
A-...
1.5
Not Rated...
13.3
Short-Term and Other Assets...
1.4
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
California...
14.5%
Texas...
13.1
New York...
12.5
Florida...
4.3
Washington...
4.0
Pennsylvania...
3.7
Ohio...
3.4
Illinois...
2.7
Arizona...
2.4
Maryland...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000271807
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Muni Bond ETF
Trading Symbol	IBMW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Muni Bond ETF (the “Fund”) for the period of April 7, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Muni Bond ETF	$1Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[43]
Expense Ratio, Percent	0.18%	[44]
AssetsNet	$ 3,782,498
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,782,498
Number of Portfolio Holdings...
124
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
25.2%
AA+...
14.6
AA...
22.2
AA-...
9.1
A+...
4.8
A...
7.9
A-...
1.4
Not Rated...
13.3
Short-Term and Other Assets...
1.5
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
Texas...
15.9%
California...
12.7
New York...
11.0
Washington...
6.5
Florida...
6.4
Illinois...
5.2
Tennessee...
3.4
Arizona...
3.0
Minnesota...
2.9
Pennsylvania...
2.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000271808
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2035 Term Muni Bond ETF
Trading Symbol	IBMX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2035 Term Muni Bond ETF (the “Fund”) for the period of April 14, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Muni Bond ETF	$1Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[45]
Expense Ratio, Percent	0.18%	[46]
AssetsNet	$ 5,002,842
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$5,002,842
Number of Portfolio Holdings...
140
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
27.6%
AA+...
13.6
AA...
17.7
AA-...
15.2
A+...
6.0
A...
5.0
A-...
0.4
Not Rated...
12.4
Short-Term and Other Assets...
2.1
Table Summary
StateFootnote Reference(a)	Percent of Net Assets
California...
18.3%
Texas...
17.3
New York...
11.4
Washington...
5.3
Ohio...
4.8
Florida...
3.5
Maryland...
3.0
Illinois...
2.7
Massachusetts...
2.3
Oklahoma...
2.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000265972
Shareholder Report [Line Items]
Fund Name	iShares 0-1 Year TIPS Bond ETF
Trading Symbol	ICPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-1 Year TIPS Bond ETF (the “Fund”) for the period of November 19, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-1 Year TIPS Bond ETF	$4Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 4	[47]
Expense Ratio, Percent	0.09%	[48]
AssetsNet	$ 8,143,920
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,143,920
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Maturity allocation

All holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
24.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
24.4
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
21.7
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
19.4
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
10.0
Footnote	Description
Footnote(a)	Excludes money market funds.

S000101601
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2036 Term Treasury ETF
Trading Symbol	IBTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2036 Term Treasury ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2036 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[49]
Expense Ratio, Percent	0.07%	[50]
AssetsNet	$ 3,743,711
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,743,711
Number of Portfolio Holdings...
3
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.7%
Short-Term and Other Assets...
1.3
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.13%, 02/15/36...
82.4%
U.S. Treasury Bonds, 4.50%, 02/15/36...
16.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

S000101602
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2046 Term Treasury ETF
Trading Symbol	IBGC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2046 Term Treasury ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2046 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[51]
Expense Ratio, Percent	0.07%	[52]
AssetsNet	$ 3,727,185
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,727,185
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.3%
Short-Term and Other Assets...
1.7
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.63%, 02/15/46...
27.4%
U.S. Treasury Bonds, 2.88%, 11/15/46...
19.2
U.S. Treasury Bonds, 2.50%, 05/15/46...
18.1
U.S. Treasury Bonds, 2.50%, 02/15/46...
17.1
U.S. Treasury Bonds, 2.25%, 08/15/46...
16.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

S000101603
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2056 Term Treasury ETF
Trading Symbol	IBGM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2056 Term Treasury ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2056 Term Treasury ETF	$1Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[53]
Expense Ratio, Percent	0.07%	[54]
AssetsNet	$ 3,711,375
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,711,375
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.6%
Short-Term and Other Assets...
1.4
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.75%, 02/15/56...
98.6%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

S000101595
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2033 Term High Yield and Income ETF
Trading Symbol	IBHM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2033 Term High Yield and Income ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2033 Term High Yield and Income ETF	$3Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 3	[55]
Expense Ratio, Percent	0.35%	[56]
AssetsNet	$ 11,442,855
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$11,442,855
Number of Portfolio Holdings...
157
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.7%
Ba...
54.0
B...
36.9
Caa...
5.0
Not Rated...
1.4
Short-Term and Other Assets...
2.0
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Nexstar Media, Inc., 6.50%, 09/15/33...
2.4%
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33...
2.3
TransDigm, Inc., 6.38%, 05/31/33...
1.9
Beach Acquisition Bidco LLC, 10.00%, 07/15/33...
1.8
Level 3 Financing, Inc., 6.88%, 06/30/33...
1.5
Jane Street Group, 6.75%, 05/01/33...
1.5
Carnival Corp., 6.13%, 02/15/33...
1.5
Rocket Cos., Inc., 6.38%, 08/01/33...
1.5
Michaels Cos., Inc. (The), 8.50%, 03/15/33...
1.4
CCO Holdings LLC, 7.00%, 02/01/33...
1.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

S000101604
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2036 Term TIPS ETF
Trading Symbol	IBIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2036 Term TIPS ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2036 Term TIPS ETF	$1Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[57]
Expense Ratio, Percent	0.10%	[58]
AssetsNet	$ 6,347,072
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$6,347,072
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.5%
Short-Term and Other Assets...
0.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.88%, 01/15/36...
99.5%
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

S000101600
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2036 Term Corporate ETF
Trading Symbol	IBCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2036 Term Corporate ETF (the “Fund”) for the period of March 25, 2026 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2036 Term Corporate ETF	$1Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[59]
Expense Ratio, Percent	0.10%	[60]
AssetsNet	$ 33,870,078
Holdings Count | Holding	215
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$33,870,078
Number of Portfolio Holdings...
215
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.9%
Aa...
10.4
A...
38.9
Baa...
44.4
Ba...
1.4
Not Rated...
1.5
Short-Term and Other Assets...
1.5
Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Amazon.com, Inc., 4.88%, 03/13/36...
3.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36...
2.6
Oracle Corp., 5.70%, 02/04/36...
2.4
Salesforce, Inc., 5.55%, 03/15/36...
2.3
Alphabet, Inc., 4.80%, 02/15/36...
2.1
Abbott Laboratories, 4.65%, 03/15/36...
1.7
Honeywell Aerospace, Inc., 4.95%, 03/16/36...
1.6
Broadcom, Inc., 3.19%, 11/15/36...
1.2
Novartis Capital Corp., 4.90%, 03/18/36...
1.2
Verizon Communications, Inc., 5.00%, 01/15/36...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Annualized.
[39]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[40]	Annualized.
[41]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[42]	Annualized.
[43]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[44]	Annualized.
[45]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[46]	Annualized.
[47]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[48]	Annualized.
[49]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[50]	Annualized.
[51]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[52]	Annualized.
[53]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[54]	Annualized.
[55]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[56]	Annualized.
[57]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[58]	Annualized.
[59]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[60]	Annualized.